TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION
14.	TAXATION

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the periods presented, the Group did not make any provisions for Hong Kong profit tax as the Group did not generate any assessable profits arising in Hong Kong. Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The Group’s mainland China entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Certain subsidiaries of the Group being qualified as a High New Technology Enterprise (‘‘HNTE’’) are entitled to the preferential income tax rate of 15%. Dividends, interests, rent or royalties payable by the Group’s mainland China entities to non-resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Loss before income taxes consists of:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Mainland China	(1,646,607)	(2,475,677)	(2,139,795)	(301,384)
Non-Mainland China	70,592	(188,238)	(25,893)	(3,646)
	(1,576,015)	(2,663,915)	(2,165,688)	(305,030)

14.TAXATION (Continued)

Enterprise income tax (Continued)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax expense	27,593	59,668	42,446	5,978
Deferred income tax benefit	(11,852)	(35,195)	(24,487)	(3,449)
	15,741	24,473	17,959	2,529

The reconciliation of income tax expense computed using the mainland China statutory tax rate to the actual income tax expense is as follows:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Loss before income tax	(1,576,015)	(2,663,915)	(2,165,688)	(305,030)
Income tax computed at the mainland China statutory tax rate of 25%	(394,004)	(665,978)	(541,422)	(76,258)
Effect of tax holiday and preferential tax rates	7,083	52,651	110,393	15,549
Effect of different tax rates in different jurisdictions	(1,681)	58,266	21,918	3,087
Other non-taxable income	(24,999)	(28,993)	(26,008)	(3,663)
Non-deductible expenses	36,719	5,727	6,379	898
Share-based compensation costs	108,588	90,015	45,411	6,396
Research and development super deduction	(146,639)	(64,718)	(132,163)	(18,615)
Withholding tax and others	9,552	10,785	9,771	1,376
Change in valuation allowance	434,056	525,169	397,137	55,936
True-up adjustments in respect of prior year’s annual tax filing	(3,474)	(15,195)	49,940	7,034
Expiration of tax loss forward	—	124,555	83,300	11,733
Tax rate change on deferred items	(9,460)	(67,811)	(6,697)	(944)
Income tax expense	15,741	24,473	17,959	2,529

14.	TAXATION (Continued)

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	2,318,161	2,447,162	344,676
Accrued expenses	84,428	91,794	12,929
Depreciation	17,073	19,095	2,689
Allowance for doubtful accounts	85,666	185,467	26,122
Government grant	5,779	21,808	3,072
Operating lease liabilities	57,828	28,405	4,001
Accrued interest	197,767	215,659	30,375
Finance lease liabilities	47,505	80,286	11,308
Impairment of long-lived assets	—	129,036	18,174
Others	8,241	11,557	1,628
Less: valuation allowance	(2,415,627)	(2,809,601)	(395,724)
	406,821	420,668	59,250
Deferred tax liabilities:
Operating lease right-of-use assets	46,367	25,464	3,587
One-time deduction for fixed asset purchases	231,532	292,141	41,147
Long-lived assets arising from acquisition	238,672	204,032	28,737
Finance lease right-of-use assets	41,530	17,452	2,458
Others	15,772	24,144	3,401
	573,873	563,233	79,330

Net deferred tax liabilities：	167,052	142,565	20,080

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2022 and 2023, the Group’s total deferred tax assets before valuation allowances were RMB2,822,448 and RMB3,230,269 (US$454,974), respectively. As of December 31, 2022 and 2023, the Group recorded valuation allowances of RMB2,415,627 and RMB2,809,601 (US$395,724), respectively, on its deferred tax assets that are not more-likely-than-not to be realized.

As of December 31, 2023, the Group had net losses of approximately RMB10,017,814 (US$1,410,980) mainly deriving from entities in the mainland China and Hong Kong. The tax losses in the mainland China can be carried forward for five years to offset future taxable profits and the period was extended to ten years for entities that qualify as HNTE. The tax losses of entities in the mainland China will expire between 2024 and 2028 and the tax losses of entities in the mainland China that qualify as HNTE will expire between 2024 and 2033, if not utilized. The tax losses in Hong Kong can be carried forward without an expiration date.

14.	TAXATION (Continued)

Unrecognized tax benefits

As of December 31, 2022 and 2023, the Group had unrecognized tax benefits of RMB58,718 and RMB61,030 (US$8,596), of which RMB18,179 and RMB17,440 (US$2,456), respectively, were presented as a reduction to the deferred tax assets related to tax losses carryforward, and the remaining amounts of RMB40,539 and RMB43,590 (US$6,140), respectively, were presented in other liabilities in the consolidated balance sheets. The Group does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months. As of December 31, 2022 and 2023, there were RMB40,539 and RMB43,590 (US$6,140) of unrecognized tax benefits that if recognized would impact the annual effective tax rate, respectively. A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Balance at beginning of the year	59,049	58,718	8,270
Additions from the business acquisitions	—	—	—
Additions based on tax position related to current year	15,894	9,449	1,331
Additions based on tax positions related to prior year	22,462	4,652	655
Reductions for tax positions related to prior years	(38,687)	(11,789)	(1,660)
Balance at end of the year	58,718	61,030	8,596

For the periods presented, the Group did not record any interest related to unrecognized tax benefits.

In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries located in mainland China. Accordingly, the subsidiaries’ tax years of 2018 through 2023 remain open to examination by the respective tax authorities. There are no ongoing examinations by tax authorities for any of the Group’s subsidiaries.